Income Taxes - Schedule of income tax expense (benefit) attributable to pre-tax income (loss) from continuing operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current federal tax expense (benefit)	$ 868	$ 1,943	$ 1,714
Deferred federal income tax expense (benefit)	1,150	146	(1,726)
Current foreign tax expense (benefit)	10	3	10
Deferred foreign income tax expense (benefit)	(16)	(10)	(13)
Income tax expense (benefit)	$ 2,012	$ 2,082	$ (15)